ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Accounts receivable	189,646	144,921	22,274
Allowance for doubtful accounts	(57)	(12,969)	(1,993)
Accounts receivable, net	189,589	131,952	20,281

The movement in the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Balance at the beginning of the year	2,281	1,781	57	9
Acquisition of CHS	167	—	—	—
Provisions for the year	2,925	1,066	14,840	2,281
Reversal of provisions from prior periods due to subsequent cash collection during the year	(749)	—	—	—
Amounts written off during the year	(2,843)	(2,790)	(1,928)	(297)
Balance at the end of the year	1,781	57	12,969	1,993